Segment Analysis (Tables)	6 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Segmental Results of Operations

Segmental Results of Operations

For the six months ended September 30, 2018:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others(3)	Total
	(In billions)
Consolidated gross profit(1)	¥383.1	¥633.0	¥338.1	¥200.2	¥(94.4)	¥1,460.0
General and administrative expenses	(171.1)	(508.7)	(156.0)	(27.2)	10.5	(852.5)
Others(2)	21.6	6.0	21.7	9.5	(25.9)	32.9

Consolidated net business profit	¥233.6	¥130.3	¥203.8	¥182.5	¥(109.8)	¥640.4

For the six months ended September 30, 2017:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others(3)	Total
	(In billions)
Consolidated gross profit(1)	¥362.0	¥633.0	¥311.0	¥196.4	¥(36.6)	¥1,465.8
General and administrative expenses	(171.0)	(506.1)	(139.2)	(26.6)	(51.7)	(894.6)
Others(2)	23.8	5.6	30.3	8.5	(38.1)	30.1

Consolidated net business profit	¥214.8	¥132.5	¥202.1	¥178.3	¥(126.4)	¥601.3

(1)

Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)	“Others” includes share of profit or loss of equity-method associates and cooperated profit and loss, that is, profit and loss double-accounted for in the managerial accounting.
(3)

The results of Kansai Urban Banking Corporation and THE MINATO BANK, LTD, which ceased to be our subsidiaries and became our equity-method associates in the fourth quarter of the previous fiscal year, are not included in consolidated gross profit and general and administrative expenses but included in others as share of profit or loss of equity-method associates for the six months ended September 30, 2018.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements

The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the six months ended September 30,
	2018	2017
	(In billions)
Consolidated net business profit	¥640.4	¥601.3
Differences between management reporting and Japanese GAAP:
Total credit costs	(5.0)	(34.1)
Gains on equity instruments	51.9	51.5
Extraordinary gains or losses and others	(12.1)	(6.7)

Profit before tax under Japanese GAAP	675.2	612.0

Differences between Japanese GAAP and IFRS:
Scope of consolidation	(2.7)	(3.7)
Derivative financial instruments	(45.7)	2.7
Investment securities	(18.1)	22.5
Loans and advances	(19.3)	(4.2)
Investments in associates and joint ventures	(17.3)	7.5
Property, plant and equipment	(1.1)	(0.8)
Lease accounting	(0.8)	(0.5)
Defined benefit plans	(25.8)	(6.1)
Foreign currency translation	(5.4)	(4.4)
Classification of equity and liability	6.0	5.0
Others	(3.6)	(12.7)

Profit before tax under IFRS	¥541.4	¥617.3